Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net
5	Property and equipment, net
Property and equipment consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Office furniture and equipment	4,744	5,008	726
Computer equipment and servers	163,392	163,366	23,686
Leasehold improvements	5,451	4,313	625
Construction-in progress	85	85	12
Less: Accumulated depreciation and impairment	(111,493)	(157,825)	(22,882)

Total property and equipment, net	62,179	14,947	2,167

The Company recognized impairment charges on property and equipment of RMB10,952, nil and RMB22,400 (US$3,248) for the years ended December 31, 2020, 2021 and 2022. The impairment of property and equipment was a result of the Company’s “Going-Cloud” project undertaken.
Depreciation expense recognized for the years ended December 31, 2020, 2021 and 2022 were RMB37,704, RMB27,337 and RMB24,362 (US$3,532), respectively.